Pension plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Overfunded pension plans	Mar. 31, 2012 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Jun. 30, 2012 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Mar. 31, 2012 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Jun. 30, 2012 Underfunded other benefits	Mar. 31, 2012 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits	Jun. 30, 2012 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits
Pension plans
Expected employer contributions		$ 262
Contributions made by the employer	151
Pension costs
Service cost - benefits earned during the period			7	8		15		17	15	19	32	39	8	9	8	17	16
Interest cost on projected benefit obligation			114	129	103	243	201	63	65	106	128	210	25	27	26	52	51
Expected return on assets			(203)	(229)	(175)	(432)	(341)	(63)	(65)	(99)	(128)	(192)
Amortizations and (gain) / loss								12	10	6	22	15	(2)	(2)	(4)	(4)	(8)
Net deferral															(3)
Net periodic pension cost (credit)			$ (82)	$ (92)	$ (72)	$ (174)	$ (140)	$ 29	$ 25	$ 32	$ 54	$ 72	$ 31	$ 34	$ 27	$ 65	$ 59